EARNINGS PER SHARE Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 01, 2019	Aug. 31, 2017
Income from continuing operations, net of tax	$ 491	$ 714	$ 810	$ 925	$ (3,218)	$ 505	$ 812	$ 614	$ 2,940	$ (1,287)	$ 1,478
Preferred stock dividends									0	0	(340)
Undistributed Continuing Operation Earnings (Loss), Allocation to Participating Securities, Basic									0	(8)	(14)
Net Income (Loss) from Continuing Operations Available to Common Shareholders, Basic									2,838	(1,397)	1,071
Income from discontinued operations, net of tax	$ 432	$ 335	$ 554	$ 514	$ 737	$ 296	$ 548	$ 301	1,835	1,882	2,926
Undistributed Discontinued Operation Earnings (Loss), Allocation to Participating Securities, Basic									0	(6)	(8)
Net Income (Loss) from Discontinued Operations Available to Common Shareholders, Basic									1,803	1,848	2,885
Net income available for The Dow Chemical Company common stockholder									$ 4,641	$ 451	$ 3,956
Earnings (loss) per common share from continuing operations - basic	$ 0.63	$ 0.91	$ 1.05	$ 1.21	$ (4.36)	$ 0.64	$ 1.04	$ 0.81	$ 3.80	$ (1.88)	$ 1.57
Earnings per common share from discontinued operations - basic									2.41	2.48	4.23
Earnings per common share - basic									6.21	0.60	5.80
Earnings (loss) per common share from continuing operations - diluted	$ 0.63	$ 0.91	$ 1.05	$ 1.21	$ (4.36)	$ 0.64	$ 1.03	$ 0.80	3.80	(1.88)	1.55
Earnings per common share from discontinued operations - diluted									2.41	2.48	4.18
Earnings per common share - diluted									$ 6.21	$ 0.60	$ 5.73
Weighted-average common shares outstanding - basic									747.2	744.8	681.6
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements									0.0	0.0	9.3
Weighted-average common shares outstanding - diluted									747.2	744.8	690.9
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									0.0	1.1	1.1
Noncontrolling Interests
Net income attributable to noncontrolling interests - continuing operations									$ (102)	$ (102)	$ (53)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest									(32)	(28)	(33)
The Dow Chemical Company [Domain]
Income from continuing operations, net of tax									2,940	(1,287)	1,478
Preferred stock dividends									0	0	(340)
Income from discontinued operations, net of tax									$ 1,835	$ 1,882	$ 2,926
Weighted-average common shares outstanding - basic											1,108.1
Weighted-average common shares outstanding - diluted											1,123.2
Common Stock, Shares, Outstanding													1,214.8
Subsequent Event
Employee Stock Ownership Plan (ESOP), Shares in ESOP												4.6
Adjustment for TDCC Basic Common Shares Outstanding in Pre-Merger Period												2.4
TDCC Shares to Dow Inc Shares Conversion Factor												61.51%
Subsequent Event | DowDuPont
Common Stock, Shares, Outstanding												2,246.3
Subsequent Event | Dow Inc. [Member]
Common Stock, Shares, Outstanding												747.2